Condensed Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expenses [Member]
Non-cash stock-based compensation expenses	$ 88	$ 203	$ 160	$ 378	$ 632	$ 836
General and Administrative Expenses [Member]
Non-cash stock-based compensation expenses	$ 139	$ 244	$ 361	$ 480	$ 903	$ 1,010